Contractual obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contractual Obligations
Balance at the beginning of the year	$ 147,232	$ 166,025
Revenues recognition upon ore delivery	(31,438)	(45,309)
Remeasurement adjustment	10,565	19,580
Accretion for the year	5,801	6,936
Balance at the end of year	132,160	147,232
Current	26,188	33,156
Non-current	$ 105,972	$ 114,076